Commitment and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense	$ 2.1	$ 0.3
Letters of Credit Outstanding, Amount	0.6
Deferred Costs related to deferred service revenue	0.6	$ 0.9
Loss Contingency, Damages Sought, Value	$ 6.0